# NYSE Regulation

NYSE Regulation, Inc. | 20 Broad Street
New York, New York 10005
nyseregulation.com

January 28, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

| | | |
|---|---|---|
| Re: | Issuer: | UBS AG |
| | Issuer CIK: | 0001114446 |
| | Issuer File Number: | 333-156695 |
| | Form 8-A Date: | 1/28/2010 |

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on January 27, 2010) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

**UBS AG Exchange Traded Access Securities (E-TRACS) linked to the S&P 500 Gold Hedged Index due January 30, 2040**

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance